SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Quarterly Report
March 31, 1997


TO THE SHAREHOLDERS


Scout Tax-Free Money Market Fund earned 0.69% for the quarter ended March 31, 1997. The Fund's 30-day current yield on March 31, 1997, was 2.90%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

For money market investors, the most significant event of the quarter was the decision by the Federal Reserve to raise the Federal Funds rate by 25 basis points to 5.50%. The market, as efficient as it sometimes is, had anticipated the increase, and by the day of the announcement, the increase was already included in short term yields. By quarter end, thirty-day commercial paper, which began the year yielding 5.25% was at or above 5.50%. In the wake of the Federal Reserve's action, the question now becomes, "Will there be another increase at the May meeting of the Federal Open Market Committee?" If economic data continues to support the case for a growing economy, we suspect the Fed will raise rates by another 25 basis points.

The Fund has continued to focus its holdings in tax-exempt commercial paper and floating rate issues of top-rated municipalities. The yield difference between top-tier and second-tier issuers has not proven enticing enough to persuade the Fund to compromise on credit quality. Both the continued threat of additional increases in the Fed Funds rate and the current flatness in the money market yield curve have prompted the Fund to maintain a relatively short average maturity. This tactic has proven beneficial by providing the Fund with ample liquidity to re-invest as rates have increased. We will maintain the current portfolio structure unless economic data begin to soften, indicating a likelihood of lower rates.

We appreciate your continued interest in Scout
Tax-Free Money Market Fund, Inc.


Sincerely,



/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
March 31, 1997

        Principal                                                       Market
State   Amount          Description                                     Value

ALASKA
          500,000       Alaska State Housing Finance Corp.,
                        Series C,
                        Var. Rate, due June 1, 2026                    500,000
ARIZONA
	2,200,000	Maricopa County Arizona
                        (Southern California Edison),
			Tax-Exempt Commercial Paper,
                        3.30%, due April 3, 1997                     2,200,000
	2,000,000	Mesa Arizona, Municipal Development Corp.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.35%, due April 1, 1997                     2,000,000
	2,000,000	Salt River Project Agricultural
                        Improvement & Power District,
			Arizonia Tax-Exempt Commercial Paper,
                        3.35%, due April 7, 1997                     2,000,000
	1,400,000	Salt River Project Agricultural
                        Improvement & Power District,
			Arizonia Tax-Exempt Commercial Paper,
                        3.00%, due April 17, 1997                    1,400,000
FLORIDA
	1,000,000	Jacksonville Florida,
                        Electric Auth., Series A,
			Tax-Exempt Commercial Paper,
                        3.40%, due April 3, 1997                     1,000,000
	3,000,000	Jacksonville Florida,
                        Electric Auth., Series D1,
			Tax-Exempt Commercial Paper,
                        3.35%, due April 4, 1997                     3,000,000
	1,000,000	Jacksonville Florida,
                        Electric Auth., Series A,
			Tax-Exempt Commercial Paper,
                        3.05%, due April 18, 1997                    1,000,000
	1,000,000	Jacksonville Florida,
                        Pollution Control Revenue, Series 94,
			Tax-Exempt Commercial Paper,
                        3.10%, due April 21, 1997                    1,000,000
	1,200,000	Palm Beach County Florida
                        Housing Finance Auth.
			(Cotton Bay Apartments) Series D,
                        Var. Rate, due November 1, 2007              1,200,000
GEORGIA
	1,000,000	Burke County Georgia,
                        Pollution Control Rev. (Georgia Power Co.),
                        Var. Rate, due July 1, 2024                  1,000,000
	1,500,000	Floyd County Georgia,
                        Pollution Control Rev.
			(Georgia Power Co. Plt. Hammond Project),
                        Var. Rate, due September 1, 2026             1,500,000
ILLINOIS
	1,000,000	Illinois Educational Facilities
                        Auth. Rev. (National Louis University),
                        Var. Rate, due May 1, 2022                   1,000,000
	7,000,000	Jackson/Union County Illinois
                        Regional Port Dist., Port Facs Rev.,
                        Var. Rate, due April 1,2024                  7,000,000
	2,100,000	Sauget Illinois,
                        Pollution Control Rev.,
                        (Monsanto Co. Project),
                        Var. Rate, due September 1, 2014             2,100,000
INDIANA
	3,000,000	Jasper County Indiana,
                        Pollution Control Rev. (N. Ind Psc),
			Tax Exempt Commercial Paper,
                        3.25%, due April 3, 1997                     3,000,000
IOWA
	2,000,000	Muscatine County Iowa,
                        Pollution Control Rev.
                        (Monsanto Co. Project),
                        Var. Rate, due October 1, 2007               2,000,000
KANSAS
	1,000,000	Burlington Kansas, Pollution Control Rev.,
                        Series 85 C-2,
                        3.00%, due April 23, 1997                    1,000,000
MARYLAND
	2,000,000	Maryland Health Education
                        Finance Auth. (John Hopkins),
			Tax-Exempt Commercial Paper,
                        3.40%, due April 8, 1997                     2,000,000
	2,764,000	Maryland Health Education
                        Finance Auth. (John Hopkins),
			Tax-Exempt Commercial Paper,
                        3.50%, due April 8, 1997                     2,764,000
Massachusetts
	3,600,000	Massachusetts Bay Transportation Auth.,
                        Series C,
			Tax Exempt Commercial Paper,
                        3.25%, due April 9, 1997                     3,600,000
	1,300,000	Massachusetts Bay Transportation Auth.,
                        Series C,
			Tax Exempt Commercial Paper,
                        3.25%, due April 28, 1997                    1,300,000
        3,700,000       Massachusetts State Health &
                        Education Auth. (Salem Hospital),
                        7.25%, due July 1, 2009                      3,734,151
MINNESOTA
	3,000,000	Becker Minnesota,
                        Pollution Control Rev.
                        (North States Pwr.),
                        3.35%, due April 4, 1997                     3,000,000

MISSOURI
	1,150,000	Columbia Missouri,
                        Series A, Var. Rate, due June 1, 2008        1,150,000
	1,745,000	Kansas City Missouri, Water Rev.,
                        6.25%, due December 1, 2007                  1,791,655
	1,000,000	Missouri Environment Improvement Rev.,
                        (EUP), Tax-Exempt Commercial Paper
                        3.30%, due April 2, 1997                     1,000,000
	1,200,000	Missouri Environment Improvement Rev.,
                        (UEP), Tax-Exempt Commercial Paper
                        3.30%, due April 2, 1997                     1,200,000
	2,000,000	Missouri Environment Improvement Rev.,
			Tax-Exempt Commercial Paper
                        3.35%, due April 10, 1997                    2,000,000
          200,000       Missouri State Health & Education Auth.
			(Sisters Of Saint Mary), Series C,
                        Var. Rate, due June 1, 2022                    200,000
          900,000       Missouri State Health & Education Auth.
			(Washington University), Series D,
                        Var. Rate, due September 1, 2030               900,000
NEW JERSEY
	1,000,000	New Jersey T/Ran, Series 97A,
                        Tax-Exempt Commercial Paper,
                        3.25%, due April 30, 1997                    1,000,000
NEBRASKA
	1,550,000	Omaha Public Power District
                        Electric Revenue,
			Tax-Exempt Commercial Paper,
                        3.05%, due April 21, 1997                    1,550,000
OHIO
	3,450,000	Ohio State Highway, Series T,
                        4.80%, due May 15, 1997                      3,455,941
PENNSYLVANIA
	1,230,000	Pennsylvania State, TAN,
                        4.50%, due June 30, 1997                     1,232,809
SOUTH CAROLINA
	5,000,000	South Carolina Public Service Auth.
			Tax-Exempt Commercial Paper,
                        3.40%, due April 10, 1997                    5,000,000
	4,150,000	York County South Carolina (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.30%, due April 2, 1997                     4,150,000
	1,300,000	York County South Carolina (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.50%, due May 27, 1997                      1,300,000
TENNESSEE
	1,000,000	Metro Government, Nashville Tennessee,
			Tax Exempt Commercial Paper,
                        3.00%, due April 22, 1997                    1,000,000
TEXAS
        2,400,000       Austin Texas Combined Utility Revenue,
                        Series A, Tax-Exempt Commercial Paper,
                        3.35%, due April 3, 1997                     2,400,000
	1,500,000	Austin Texas Combined Utility Revenue,
                        Series A, Tax-Exempt Commercial Paper,
                        3.10%, due April 18, 1997                    1,500,000
	1,000,000	Austin Texas Combined Utility Revenue,
                        Series A, Tax-Exempt Commercial Paper,
                        3.35%, due May 1, 1997                       1,000,000
	1,400,000	Dallas Texas G.O.,
			Tax-Exempt Commercial Paper,
                        3.50%, due April 2, 1997                     1,400,000
	3,443,000	Harris County Texas,
                        Series A,
                        3.50%, due April 1, 1997                     3,443,000
	1,700,000	Lower Neches Valley Texas Auth.,
                        Pollution Control Rev.
                        (River Treatment Industrial Dev. Corp.),
                        Var. Rate, due February 1, 2004              1,700,000
	1,000,000	San Antonio Texas Water Systems,
			Tax-Exempt Commercial Paper,
                        3.40%, due April 9, 1997                     1,000,000
	2,000,000	Texas A&M University Board of Regents,
                        Series B, Tax-Exempt Commercial Paper,
                        3.30%, due April 29, 1997                    2,000,000
	2,500,000	Texas Municipal Power Agency,
			Tax Exempt Commercial Paper,
                        3.40%, due April 14, 1997                    2,500,000
	2,000,000	Texas Public Finance Auth.,
                        Series 93A,
			Tax Exempt Commercial Paper,
                        3.40%, due June 6, 1997                      2,000,000
	1,800,000	University of Texas University  Fund,
			Tax-Exempt Commercial Paper,
                        3.40%, due April 10, 1997                    1,800,000
	4,000,000	University of Texas Sys. Revenue,
                        Series A, Tax-Exempt Commercial Paper,
                        3.40%, due April 9, 1997                     4,000,000

WASHINGTON
	4,250,000	Seattle Municipal Power & Light,
			Tax-Exempt Commercial Paper,
                        3.35%, due May 6, 1997                       4,250,000
	1,000,000	Seattle Municipal Power & Light,
			Tax-Exempt Commercial Paper,
                        3.375%, due June 5, 1997                     1,000,000
	2,000,000	Washington State, Series VR-96A,
                        Var. Rate, due June 1, 2020                  2,000,000
WISCONSIN
	1,400,000	Oak Creek Wisconsin,
                        Pollution Control Rev.
			(Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                1,400,000
	1,600,000	Sheboygan Wisconsin,
                        Pollution Control Rev.
			(Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                1,600,000
	1,500,000	Sheboygan Wisconsin, P
                        ollution Control Rev.
			(Wisconsin Electric Power Co.),
                        Var. Rate, due September 1, 2015             1,500,000

TOTAL INVESTMENTS - 100.04%                                      $ 113,721,556

Other assets less liabilities - (0.04)%                               (48,062)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,000,000,000 shares of $0.01 par value
        capital shares authorized;
        113,773,323 shares outstanding)                          $ 113,673,494

Line (Line of Credit)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)

Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.




BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Elizabeth L. Allwood, Vice President
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862